Segment reporting - Other financial information (Details) $ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2020 USD ($)	Dec. 31, 2019 USD ($)	Dec. 31, 2019 CAD ($)	Jan. 01, 2019 USD ($)	Jan. 01, 2019 CAD ($)	Dec. 31, 2018 USD ($)
Geographical areas
Total assets	$ 104,601	$ 30,060	$ 39,043	$ 34,123	$ 46,550
Goodwill and intangible assets	4,576	5,034
Property and equipment (note 6)	859	527	685	$ 885	$ 1,207	$ 883
Right-of-use assets (note 8)	1,424	1,693	$ 2,199
Amortization of intangible assets	881	856
Depreciation of property and equipment	352	394
Depreciation of right-of-use assets (note 8)	305	261
Canada
Geographical areas
Total assets	98,890	26,866
Goodwill and intangible assets	4,576	5,034
Property and equipment (note 6)	859	436
Right-of-use assets (note 8)	1,325	1,525
Amortization of intangible assets	881	856
Depreciation of property and equipment	236	194
Depreciation of right-of-use assets (note 8)	212	188
USA
Geographical areas
Total assets	456
Germany
Geographical areas
Total assets	1,682	814
Finland
Geographical areas
Total assets	3,573	2,380
Property and equipment (note 6)		91
Right-of-use assets (note 8)	99	168
Depreciation of property and equipment	116	200
Depreciation of right-of-use assets (note 8)	$ 93	$ 73